Loans (Tables)	12 Months Ended
Sep. 30, 2023
Loans
Schedule of loan portfolio disaggregated by location of booking office and product type

The loan portfolio is disaggregated by location of booking office and product type, as follows.

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Australia
Housing	485,474	467,382	485,466	467,379
Personal	11,289	12,832	11,288	12,821
Business	181,509	170,636	179,241	168,480
Total Australia	678,272	650,850	675,995	648,680
New Zealand
Housing	61,235	56,211	-	-
Personal	1,083	1,058	-	-
Business	31,008	28,855	369	489
Total New Zealand	93,326	86,124	369	489
Total other overseas	6,089	6,879	5,470	6,244
Gross loans	777,687	743,853	681,834	655,413
Provision for ECL on loans (refer to Note 10)	(4,433)	(4,206)	(3,813)	(3,696)
Total net loans[1,2,3]	773,254	739,647	678,021	651,717

1.

Total net loans included securitised loans of $3,949 million (2022: $4,747 million) for the Group and $4,734 million (2022: $5,750 million) for the Parent Entity. The level of securitised loans excludes loans where Westpac is the holder of related debt securities.

2.	Total net loans included assets pledged for the covered bond programs of $43,029 million for the Group (2022: $38,455 million) and $36,300 million for the Parent Entity (2022: $31,931 million).
3.

During the current financial year, the Group revised its treatment of ongoing trail commission payable to mortgage brokers. The Group recognised a liability within other financial liabilities equal to the present value of expected future trail commission payable and a corresponding increase in capitalised brokerage costs in loans. The balance as at 30 September 2023 was $1,259 million for the Group and $956 million for the Parent Entity. Refer also to Note 1(iii).

Schedule of contractual maturity distribution of loans

The following table shows the Group’s contractual maturity distribution of all loans as at 30 September 2023.

		Over 1	Over 5
Consolidated	Up to	year to	years to	Over
$m	1 year	5 years	15 years	15 years	Total
Australia
Housing	5,740	1,326	20,334	458,074	485,474
Personal	6,496	4,047	746	-	11,289
Business	55,831	106,487	11,141	8,050	181,509
Total Australia	68,067	111,860	32,221	466,124	678,272
New Zealand
Housing	180	531	4,558	55,966	61,235
Personal	922	156	5	-	1,083
Business	23,048	7,951	8	1	31,008
Total New Zealand	24,150	8,638	4,571	55,967	93,326
Total other overseas	1,456	4,633	-	-	6,089
Total loans	93,673	125,131	36,792	522,091	777,687

Schedule of interest rate segmentation of loans maturing after one year

The following table shows the Group’s interest rate segmentation of loans maturing after one year as at 30 September 2023.

	Loans at	Loans at
	variable	fixed
Consolidated	interest	interest
$m	rates	rates	Total
Interest rate segmentation of loans maturing after one year
Australia
Housing	363,725	116,009	479,734
Personal	2,031	2,762	4,793
Business	118,879	6,799	125,678
Total Australia	484,635	125,570	610,205
New Zealand
Housing	5,619	55,436	61,055
Personal	160	1	161
Business	1,024	6,936	7,960
Total New Zealand	6,803	62,373	69,176
Total other overseas	4,457	176	4,633
Total loans maturing after one year	495,895	188,119	684,014